Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [Abstract]
Total deferred tax assets	$ 21.9	$ 26.0	$ 52.2
Total deferred tax liabilities	(62.0)	(67.6)	(136.3)
Total deferred taxes, net	$ (40.1)	$ (41.6)	$ (84.1)